John Hancock Funds II

John Hancock Lifestyle Portfolios

John Hancock Lifestyle II Portfolios

John Hancock Retirement Choices Portfolios

John Hancock Retirement Living Portfolios

John Hancock Retirement Living through II Portfolios

Supplement dated December 9, 2016 to the current summary prospectuses (“Summary Prospectuses”)

The following information supplements and supersedes any information to the contrary relating to the portfolios contained in the Summary Prospectuses.

Effective as of February 1, 2017 (the Effective Date), the portfolios will be changing their names as set forth in the table below:

Portfolio Suite	Current Portfolio Name	New Portfolio Name
John Hancock Lifestyle Portfolios	Lifestyle Aggressive Portfolio	Multimanager Lifestyle Aggressive Portfolio
	Lifestyle Growth Portfolio	Multimanager Lifestyle Growth Portfolio
	Lifestyle Balanced Portfolio	Multimanager Lifestyle Balanced Portfolio
	Lifestyle Moderate Portfolio	Multimanager Lifestyle Moderate Portfolio
	Lifestyle Conservative Portfolio	Multimanager Lifestyle Conservative Portfolio
John Hancock Lifestyle II Portfolios	Lifestyle II Aggressive Portfolio	Multi-Index Lifestyle Aggressive Portfolio
	Lifestyle II Growth Portfolio	Multi-Index Lifestyle Growth Portfolio
	Lifestyle II Balanced Portfolio	Multi-Index Lifestyle Balanced Portfolio
	Lifestyle II Moderate Portfolio	Multi-Index Lifestyle Moderate Portfolio
	Lifestyle II Conservative Portfolio	Multi-Index Lifestyle Conservative Portfolio
John Hancock Retirement Choices Portfolios	Retirement Choices at 2060 Portfolio	Multi-Index 2060 Preservation Portfolio
	Retirement Choices at 2055 Portfolio	Multi-Index 2055 Preservation Portfolio
	Retirement Choices at 2050 Portfolio	Multi-Index 2050 Preservation Portfolio
	Retirement Choices at 2045 Portfolio	Multi-Index 2045 Preservation Portfolio
	Retirement Choices at 2040 Portfolio	Multi-Index 2040 Preservation Portfolio
	Retirement Choices at 2035 Portfolio	Multi-Index 2035 Preservation Portfolio
	Retirement Choices at 2030 Portfolio	Multi-Index 2030 Preservation Portfolio
	Retirement Choices at 2025 Portfolio	Multi-Index 2025 Preservation Portfolio
	Retirement Choices at 2020 Portfolio	Multi-Index 2020 Preservation Portfolio
	Retirement Choices Income Portfolio	Multi-Index Income Preservation Portfolio
John Hancock Retirement Living Portfolios	Retirement Living through 2060 Portfolio	Multimanager 2060 Lifetime Portfolio
	Retirement Living through 2055 Portfolio	Multimanager 2055 Lifetime Portfolio
	Retirement Living through 2050 Portfolio	Multimanager 2050 Lifetime Portfolio
	Retirement Living through 2045 Portfolio	Multimanager 2045 Lifetime Portfolio
	Retirement Living through 2040 Portfolio	Multimanager 2040 Lifetime Portfolio
	Retirement Living through 2035 Portfolio	Multimanager 2035 Lifetime Portfolio
	Retirement Living through 2030 Portfolio	Multimanager 2030 Lifetime Portfolio
	Retirement Living through 2025 Portfolio	Multimanager 2025 Lifetime Portfolio
	Retirement Living through 2020 Portfolio	Multimanager 2020 Lifetime Portfolio
	Retirement Living through 2015 Portfolio	Multimanager 2015 Lifetime Portfolio
	Retirement Living through 2010 Portfolio	Multimanager 2010 Lifetime Portfolio
John Hancock Retirement Living through II Portfolios	Retirement Living through II 2060 Portfolio	Multi-Index 2060 Lifetime Portfolio
	Retirement Living through II 2055 Portfolio	Multi-Index 2055 Lifetime Portfolio
	Retirement Living through II 2050 Portfolio	Multi-Index 2050 Lifetime Portfolio
	Retirement Living through II 2045 Portfolio	Multi-Index 2045 Lifetime Portfolio
	Retirement Living through II 2040 Portfolio	Multi-Index 2040 Lifetime Portfolio
	Retirement Living through II 2035 Portfolio	Multi-Index 2035 Lifetime Portfolio
	Retirement Living through II 2030 Portfolio	Multi-Index 2030 Lifetime Portfolio
	Retirement Living through II 2025 Portfolio	Multi-Index 2025 Lifetime Portfolio
	Retirement Living through II 2020 Portfolio	Multi-Index 2020 Lifetime Portfolio
	Retirement Living through II 2015 Portfolio	Multi-Index 2015 Lifetime Portfolio
	Retirement Living through II 2010 Portfolio	Multi-Index 2010 Lifetime Portfolio

Accordingly, all references to the previous portfolio names will be changed on the Effective Date to reflect the portfolios’ new names.

Effective January 1, 2017, for each portfolio that will include “Multi-index” in its name, the paragraph under “Principal Investment Strategies” in the Summary Prospectus will be revised and restated as follows:

The fund may invest in various actively and passively managed underlying funds that as a group hold a wide range of equity-type securities in their portfolios, including convertible securities.  The fund is not designed to track an index or group of indexes.  Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings.  Certain equity underlying funds may invest in initial public offerings (IPOs).  Each of the equity underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks, or may employ a strategy combining growth and income stocks, and/or may invest in derivatives such as credit default swaps, foreign currency forwards, interest rate swaps, options on securities, and futures contracts.  Certain of the actively and passively managed underlying funds focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from shorter to longer term.  The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities (including emerging market securities).  Certain underlying funds may invest in illiquid securities, and certain underlying funds may be non-diversified.

Effective January 1, 2017, for each portfolio that will include “Preservation” in its name, other than John Hancock Retirement Choices Income Portfolio, the paragraph under “Principal Investment Strategies” in the Summary Prospectus will be revised and restated as follows:

The allocations reflected in the glide path are referred to as neutral because they do not reflect active decisions made by the portfolio managers to produce an overweight or underweight position in a particular asset class.  The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside these target allocations to protect the fund or help it achieve its objective.  The investment advisor may change the target allocation without shareholder approval if it believes such change would benefit the fund and its shareholders.  There is no guarantee that the managers will correctly predict the market or economic conditions.  There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year.

Effective January 1, 2017, for John Hancock Retirement Choices Income Portfolio, the paragraph under “Principal Investment Strategies” in the Summary Prospectus will be revised and restated as follows:

The fund’s allocations to equity and fixed-income are referred to as neutral allocations because they do not reflect active decisions made by the portfolio managers to produce an overweight or an underweight position in a particular asset class based on the portfolio managers’ market outlook. Any such decisions would be made from a strategic, long-term perspective. The fund has a target allocation for the broad asset classes of equity and fixed-income securities but may invest outside this target allocation to protect the fund or help it achieve its investment objective. The target allocation may be changed without shareholder approval if it is believed that such a change would benefit the fund and its shareholders. There is no guarantee that the portfolio managers will correctly predict the market or economic conditions.  There is no guarantee that the fund will preserve either income or capital and, as with other mutual fund investments, you could lose money. Unlike other John Hancock Multi-Index Portfolios, the fund is not designed to decrease its equity holdings over time. The fund is designed for an investor in or near retirement, and it is anticipated that investors will make gradual withdrawals from the fund.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated December 9, 2016 to the current Class R6 Summary Prospectus and Prospectus

Retirement Living through II 2060 Portfolio

Retirement Living through II 2055 Portfolio

Retirement Living through II 2050 Portfolio

Retirement Living through II 2045 Portfolio

Retirement Living through II 2040 Portfolio

Retirement Living through II 2035 Portfolio

Retirement Living through II 2030 Portfolio

Retirement Living through II 2025 Portfolio

Retirement Living through II 2020 Portfolio

Retirement Living through II 2015 Portfolio

Retirement Living through II 2010 Portfolio (the “funds”)

Effective January 1, 2017, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Living through II 2060 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	3.35
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	3.96
Contractual expense reimbursement [4]	–3.59
Total annual fund operating expenses after expense reimbursements	0.37

1 "Other expenses" have been estimated for the fund's first year of operations.

2 "Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	38
3 years	875

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.51
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	1.11
Contractual expense reimbursement [4]	–0.75
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	278
5 years	539
10 years	1,284

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.46
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	1.06
Contractual expense reimbursement [4]	–0.70
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	267
5 years	517
10 years	1,231

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.30
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	0.90
Contractual expense reimbursement [4]	–0.54
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	233
5 years	446
10 years	1,058

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.22
Other expenses[1]	0.25
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	0.85
Contractual expense reimbursement [4]	–0.49
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	222
5 years	423
10 years	1,004

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.23
Other expenses[1]	0.21
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	0.81
Contractual expense reimbursement [4]	–0.45
Total annual fund operating expenses after expense reimbursements	0.36

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	37
3 years	214
5 years	405
10 years	960

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.26
Other expenses[1]	0.16
Acquired fund fees and expenses [2]	0.36
Total annual fund operating expenses [3]	0.78
Contractual expense reimbursement [4]	–0.40
Total annual fund operating expenses after expense reimbursements	0.38

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
Shares
1 year	39
3 years	209
5 years	394
10 years	929

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.29
Other expenses[1]	0.15
Acquired fund fees and expenses [2]	0.34
Total annual fund operating expenses [3]	0.78
Contractual expense reimbursement [4]	–0.39
Total annual fund operating expenses after expense reimbursements	0.39

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	40
3 years	210
5 years	395
10 years	930

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.33
Other expenses[1]	0.19
Acquired fund fees and expenses [2]	0.32
Total annual fund operating expenses [3]	0.84
Contractual expense reimbursement [4]	–0.45
Total annual fund operating expenses after expense reimbursements	0.39

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
Shares
1 year	40
3 years	223
5 years	422
10 years	995

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.36
Other expenses[1]	0.43
Acquired fund fees and expenses [2]	0.30
Total annual fund operating expenses [3]	1.09
Contractual expense reimbursement [4]	–0.71
Total annual fund operating expenses after expense reimbursements	0.38

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	39
3 years	276
5 years	532
10 years	1,265

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee	0.38
Other expenses[1]	0.61
Acquired fund fees and expenses [2]	0.29
Total annual fund operating expenses [3]	1.28
Contractual expense reimbursement [4]	–0.91
Total annual fund operating expenses after expense reimbursements	0.37

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

4 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average net assets of the fund and expenses of Class R6 shares exceed 0.00% of average net assets of the class. For purposes of these agreements, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense and “expenses of Class R6” means class-specific expenses. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.35% of the fund's average net assets. These agreements expire on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	38
3 years	316
5 years	615
10 years	1,465

You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference.